UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07278

Nuveen Arizona Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Arizona Quality Municipal Income Fund (NAZ)
	May 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 152.4% (100.0% of Total Investments)

	Education and Civic Organizations – 28.1% (18.4% of Total Investments)
$ 1,330	Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2016B,	7/26 at 100.00	AA	$ 1,544,103
	5.000%, 7/01/47
1,500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green	7/25 at 100.00	AA	1,725,495
	Series 2015A, 5.000%, 7/01/41
3,480	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series	7/22 at 100.00	AA	3,955,124
	2013A, 5.000%, 7/01/43
1,500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2015D,	7/25 at 100.00	AA	1,727,835
	5.000%, 7/01/41
2,515	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for	8/24 at 100.00	Aa3	2,845,773
	Economic and Educational Development, Series 2014, 5.000%, 8/01/44
2,240	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Tender Option Bond	6/22 at 100.00	AA–	3,402,986
	Trust 2015-XF0053, 15.699%, 6/01/42 (IF)
1,400	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for	No Opt. Call	Aa3	1,611,134
	Economic and Educational Development, Series 2013, 5.000%, 8/01/21
515	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis	7/26 at 100.00	BB	534,591
	Schools, Inc. Projects, Series 2017A, 5.125%, 7/01/37
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A	2,217,880
	Refunding Series 2007, 5.000%, 5/15/31
3,775	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A+	4,119,356
	Refunding Series 2010, 5.125%, 5/15/40
870	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	7/26 at 100.00	BB+	896,874
	Schools Projects, Series 2016, 5.000%, 7/01/36
2,095	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa	7/26 at 100.00	AA–	2,383,083
	Academic Village Project, Refunding Series 2016, 5.000%, 7/01/37
1,875	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40	6/24 at 100.00	A+	2,107,669
910	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41	6/21 at 100.00	A+	1,007,889
70	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis	7/25 at 100.00	BB	71,423
	Schools, Inc. Projects, Series 2016A, 5.000%, 7/01/46
900	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice	9/22 at 100.00	BB+	952,407
	Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42
750	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo	7/22 at 100.00	N/R	262,508
	Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012,
	7.500%, 7/01/42 (4)
585	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great	7/21 at 100.00	BB+	635,708
	Hearts Academies – Veritas Project, Series 2012, 6.300%, 7/01/42
800	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great	7/25 at 100.00	BBB–	860,240
	Hearts Academies Project, Series 2016A, 5.000%, 7/01/41
500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy	7/24 at 100.00	Ba1	572,315
	Traditional Schools Project, Series 2014A, 6.750%, 7/01/44
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy
	Traditional Schools Projects, Series 2015:
315	5.000%, 7/01/35	7/25 at 100.00	Ba1	324,702
300	5.000%, 7/01/45	7/25 at 100.00	Ba1	305,580
650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy	7/26 at 100.00	Ba1	665,223
	Traditional Schools Projects, Series 2016A, 5.000%, 7/01/41
440	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa	No Opt. Call	BBB–	435,899
	Montessori, Inc. Projects, Series 2015, 3.250%, 7/01/25
1,995	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Eastern Kentucky	10/26 at 100.00	A2	2,272,325
	University Project, Series 2016, 5.000%, 10/01/36
3,675	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A	3,999,687
	Project, Series 2012, 5.000%, 6/01/42 (UB) (5)
200	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert	5/24 at 100.00	N/R	219,890
	Heights Charter School, Series 2014, 7.250%, 5/01/44
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	Champion Schools Project, Series 2017:
120	6.000%, 6/15/37	6/26 at 100.00	N/R	121,582
680	6.125%, 6/15/47	6/26 at 100.00	N/R	689,785
200	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey	7/26 at 100.00	BB	178,696
	Charter Schools Project, Series 2016, 5.250%, 7/01/36
35	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San	2/24 at 100.00	N/R	35,811
	Tan Montessori School Project, Series 2016, 6.500%, 2/01/48
745	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	687,210
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster	6/25 at 100.00	BB	490,265
	Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34
730	Pinal County Community College District, Arizona, Revenue Bonds, Central Arizona College,	7/26 at 100.00	AA	854,173
	Series 2017, 5.000%, 7/01/35 – BAM Insured
780	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University	6/24 at 100.00	AA	880,987
	Project, Series 2014, 5.000%, 6/01/39 – BAM Insured
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project,	No Opt. Call	AA–	288,828
	Series 2008, 5.000%, 7/01/22
	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue
	Bonds, Reid Traditional School Projects, Series 2016:
520	5.000%, 7/01/36	7/26 at 100.00	Baa3	545,631
300	5.000%, 7/01/47	7/26 at 100.00	Baa3	311,361
825	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona	3/21 at 100.00	BB+	932,539
	Agribusiness and Equine Center, Inc. Project, Series 2011, 7.875%, 3/01/42
42,870	Total Education and Civic Organizations			47,674,567
	Health Care – 14.4% (9.4% of Total Investments)
1,200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/24 at 100.00	AA–	1,342,380
	2014A, 5.000%, 1/01/44
5,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's	2/22 at 100.00	BBB+	5,478,776
	Hospital, Refunding Series 2012A, 5.000%, 2/01/42
	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,
	Refunding Series 2014A:
3,005	5.000%, 12/01/39	12/24 at 100.00	A2	3,380,204
2,860	5.000%, 12/01/42	12/24 at 100.00	A2	3,210,979
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health,
	Refunding Series 2016A:
1,250	5.000%, 1/01/32	1/27 at 100.00	AA–	1,478,563
1,000	5.000%, 1/01/35	1/27 at 100.00	AA–	1,168,200
2,000	5.000%, 1/01/38	1/27 at 100.00	AA–	2,316,520
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA	1,211,941
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
1,025	Yavapai County Industrial Development Authority, Arizona, Hospital Facility Revenue Refunding	8/26 at 100.00	Baa1	1,133,619
	Bonds, Yavapai Regional Medical Center, Series 2016, 5.000%, 8/01/36
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai
	Regional Medical Center, Series 2013A:
210	5.000%, 8/01/19	No Opt. Call	Baa1	225,763
1,000	5.250%, 8/01/33	8/23 at 100.00	Baa1	1,119,200
	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical
	Center, Series 2014A:
1,000	5.000%, 8/01/22	No Opt. Call	A–	1,155,580
1,000	5.250%, 8/01/32	8/24 at 100.00	A–	1,140,620
21,770	Total Health Care			24,362,345
	Long-Term Care – 1.8% (1.2% of Total Investments)
435	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	8/17 at 100.00	N/R	435,609
	Campus Project, Series 2006, 5.100%, 10/01/22
1,885	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and	10/25 at 101.00	N/R	1,818,252
	Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36
780	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe	12/21 at 100.00	N/R	832,088
	Project, Refunding Series 2012A, 6.000%, 12/01/32
3,100	Total Long-Term Care			3,085,949
	Tax Obligation/General – 16.4% (10.8% of Total Investments)
575	Buckeye Union High School District 201, Maricopa County, Arizona, General Obligation Bonds,	7/27 at 100.00	AA	676,982
	School Improvement Project, Refunding Series 2017, 5.000%, 7/01/35 (WI/DD, Settling 6/08/17) –
	BAM Insured
	Casa Grande, Arizona, General Obligation Bonds, Refunding Series 2016B:
1,605	4.000%, 8/01/33	8/26 at 100.00	AA–	1,742,131
835	4.000%, 8/01/34	8/26 at 100.00	AA–	902,151
735	Casa Grande, Arizona, General Obligation Bonds, Series 2016A, 3.000%, 8/01/36	8/26 at 100.00	AA–	708,305
2,500	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/24	No Opt. Call	AAA	3,085,925
	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds,
	Refunding Series 2014:
1,000	5.000%, 7/01/26	7/24 at 100.00	AA	1,184,170
525	5.000%, 7/01/27	7/24 at 100.00	AA	617,542
2,140	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	2,379,808
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds,	7/21 at 100.00	AA	1,130,650
	School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds,	7/21 at 100.00	Aa2	886,011
	Series 2011, 5.000%, 7/01/23
300	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School	7/26 at 100.00	AA	324,435
	Improvement Project of 2013, Series 2016C, 4.000%, 7/01/33 – AGM Insured
1,275	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/27 at 100.00	Aa2	1,539,830
	School Improvement & Project of 2011 Series 2017E, 5.000%, 7/01/33
	Mohave County Union High School District 2 Colorado River, Arizona, General Obligation Bonds,
	School Improvement Series 2017:
1,000	5.000%, 7/01/34	7/27 at 100.00	Aa3	1,174,790
1,000	5.000%, 7/01/36	7/27 at 100.00	Aa3	1,165,310
1,370	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA	1,587,625
	Series 2011A, 6.000%, 7/01/30 – AGM Insured
2,895	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School	7/24 at 100.00	AA	3,301,574
	Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured
1,750	Pima County Unified School District 6 Marana, Arizona, General Obligation Bonds, School	7/21 at 100.00	A+	1,962,888
	Improvement Project 2010 Series 2011A, 5.000%, 7/01/25
	Pinal County School District 4 Casa Grande Elementary, Arizona, General Obligation Bonds,
	School improvement Project 2016, Series 2017A:
620	5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	724,253
1,000	5.000%, 7/01/35 – BAM Insured	7/27 at 100.00	AA	1,163,430
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation
	Bonds, School Improvement Project 2012, Series2014B:
715	4.500%, 7/01/33	7/24 at 100.00	AA–	798,433
665	4.500%, 7/01/34	7/24 at 100.00	AA–	740,331
24,280	Total Tax Obligation/General			27,796,574
	Tax Obligation/Limited – 32.0% (21.0% of Total Investments)
2,310	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	2,501,337
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/36
1,250	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Series 2016,	7/26 at 100.00	AAA	1,498,013
	5.000%, 7/01/35
275	Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016, 4.000%, 7/01/36	7/26 at 100.00	AA–	291,550
1,000	Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%, 7/01/37	7/25 at 100.00	AA	1,134,910
135	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series	7/27 at 100.00	N/R	139,473
	2017A, 7.000%, 7/01/41
1,210	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series	7/25 at 100.00	N/R	1,216,643
	2015, 5.000%, 7/15/39
492	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds,	7/23 at 100.00	N/R	509,973
	Assessment District 1, Series 2013, 5.250%, 7/01/38
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
420	5.700%, 7/01/27	7/17 at 100.00	N/R	420,458
450	5.800%, 7/01/32	7/17 at 100.00	N/R	450,351
655	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/27 at 100.00	AA	759,918
	Bonds, Refunding Series 2017, 5.000%, 7/15/32 – AGM Insured
508	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	8/17 at 100.00	N/R	509,742
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds,
	Series 2012:
345	5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	376,633
1,085	5.000%, 7/15/31 – BAM Insured	7/22 at 100.00	AA	1,162,773
500	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds,	7/26 at 100.00	AA	526,555
	Series 2016, 4.000%, 7/15/36 – BAM Insured
425	Festival Ranch Community Facilities District, Buckeye, Arizona, Special Assessment Revenue	7/27 at 100.00	N/R	442,587
	Bonds, Assessment District 11, Series 2017, 5.200%, 7/01/37
600	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds,	7/26 at 100.00	A1	640,638
	Refunding Series 2016, 4.000%, 7/15/32
1,500	Goodyear, Arizona, Community Facilities General District 1, Arizona, General Obligation	No Opt. Call	A–	1,712,985
	Refunding Bonds, Series 2013, 5.000%, 7/15/23
1,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	A	1,613,370
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
510	5.000%, 1/01/31	1/22 at 100.00	A	542,788
200	5.125%, 1/01/42	1/22 at 100.00	A	210,830
1,500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	1,577,595
1,250	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	BBB+	1,368,675
1,425	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	AA	1,630,043
2,401	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/17 at 100.00	AA–	2,408,635
	4.600%, 1/01/26
115	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	BBB–	118,726
	Series 2008A, 7.400%, 7/15/33
200	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds,	7/26 at 100.00	BBB–	216,104
	Series 2016, 5.000%, 7/15/31
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA–	335,745
400	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	8/17 at 100.00	N/R	379,748
	Series 2006, 5.350%, 7/15/31
1,010	Phoenix Civic Improvement Corporation, Arizona, Transit Excise Tax Revenue Refunding Bonds,	No Opt. Call	AA	1,131,705
	Light Rail Project, Series 2013, 5.000%, 7/01/20
2,500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	12/22 at 100.00	A	2,733,200
	JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36
580	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,	7/22 at 100.00	AA+	630,878
	Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)
1,100	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	8/17 at 100.00	BBB–	1,101,771
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA	1,147,520
	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding
	Series 2016:
540	4.000%, 8/01/34	8/26 at 100.00	AA	579,841
545	4.000%, 8/01/36	8/26 at 100.00	AA	579,831
1,000	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds,	No Opt. Call	AA+	1,194,520
	Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/22
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
1,400	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	1,596,616
2,100	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	2,376,192
3,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	3,690,660
	2006, 5.000%, 7/01/24
1,320	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	7/27 at 100.00	AAA	1,595,471
	2017, 5.000%, 7/01/36
1,570	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	1,571,162
	Bonds, Series 2007, 5.900%, 7/15/32
	Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016:
310	5.000%, 7/01/28	7/26 at 100.00	AAA	379,821
600	5.000%, 7/01/31	7/26 at 100.00	AAA	721,740
4,000	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012,	7/22 at 100.00	AAA	4,577,200
	5.000%, 7/01/37
1,750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	1,826,353
	2012A, 4.000%, 10/01/22 – AGM Insured
750	Vistancia West Community Facilities District, Peoria, Arizona, General Obligation Bonds,	7/21 at 100.00	N/R	727,365
	Series 2016, 3.250%, 7/15/25
1,368	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	8/17 at 100.00	N/R	1,325,195
	2005, 6.000%, 7/01/30
49,404	Total Tax Obligation/Limited			54,183,839
	Transportation – 5.1% (3.3% of Total Investments)
180	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	196,294
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien
	Series 2015A:
910	5.000%, 7/01/40	7/25 at 100.00	A+	1,041,158
2,185	5.000%, 7/01/45	7/25 at 100.00	A+	2,489,829
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien
	Series 2013:
1,785	5.000%, 7/01/30 (Alternative Minimum Tax)	7/23 at 100.00	AA–	2,028,885
2,215	5.000%, 7/01/32 (Alternative Minimum Tax)	7/23 at 100.00	AA–	2,498,985
395	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	410,642
7,670	Total Transportation			8,665,793
	U.S. Guaranteed – 26.4% (17.3% of Total Investments) (6)
5,730	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA– (6)	5,886,715
	2008D, 5.500%, 1/01/38 (Pre-refunded 1/01/18)
1,025	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Subordinate Series 2011A,	7/21 at 100.00	AA+ (6)	1,182,850
	5.000%, 7/01/36 (Pre-refunded 7/01/21)
1,265	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project	7/18 at 100.00	Aa3 (6)	1,332,260
	2006, Series 2008B, 5.750%, 7/01/28 (Pre-refunded 7/01/18)
2,965	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	N/R (6)	3,026,672
	Network, Series 2007, 5.000%, 12/01/42 (Pre-refunded 12/01/17)
150	La Paz County, Arizona, Excise Tax Revenue Bonds, Judgement Series 2011A, 4.750%, 7/01/36	7/17 at 100.00	AA (6)	150,495
	(Pre-refunded 7/01/17)
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds,	7/18 at 100.00	Aa3 (6)	1,253,580
	Series 2008, 5.000%, 7/01/27 (Pre-refunded 7/01/18) – AGM Insured
680	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R (6)	684,434
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32 (Pre-refunded 7/15/17)
960	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R (6)	1,029,005
	Series 2008A, 7.400%, 7/15/33 (Pre-refunded 7/15/18)
	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2002:
630	5.250%, 7/01/17 – FGIC Insured (ETM)	No Opt. Call	Aa2 (6)	632,350
150	5.250%, 7/01/17 – FGIC Insured (ETM)	No Opt. Call	Aa2 (6)	150,560
1,045	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted	7/20 at 100.00	N/R (6)	1,244,386
	Rock Academy Charter School Project, Series 2012A, 7.500%, 7/01/42 (Pre-refunded 7/01/20)
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
745	6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (6)	817,950
550	6.100%, 6/01/45 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (6)	604,945
1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3 (6)	1,060,000
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38 (Pre-refunded 7/01/18)
1,000	Pima County Unified School District 8 Flowing Wells, Arizona, General Obligation Bonds, School	7/20 at 100.00	A+ (6)	1,131,850
	Improvement Project 2008 Series 2011B, 5.375%, 7/01/29 (Pre-refunded 7/01/20)
1,800	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A (6)	2,097,450
	2011, 5.250%, 7/01/36 (Pre-refunded 7/01/21)
4,530	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A (6)	4,745,945
	2008C, 5.250%, 7/01/28 (Pre-refunded 7/01/18)
2,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	AA (6)	2,745,100
	Revenue Bonds, Tender Option Bond Trust 2016-XL0016, 15.800%, 1/01/38 (Pre-refunded
	1/01/18) (IF) (5)
5,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer	7/20 at 100.00	AAA	5,600,849
	Improvements Project, Series 2010, 5.000%, 7/01/36 (Pre-refunded 7/01/20)
	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999:
1,310	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	AAA	1,512,303
1,360	5.000%, 7/01/33 (Pre-refunded 7/01/21)	7/21 at 100.00	AAA	1,570,025
1,705	5.000%, 7/01/34 (Pre-refunded 7/01/21)	7/21 at 100.00	AAA	1,968,303
2,585	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	7/21 at 100.00	N/R (6)	3,083,672
	6.000%, 7/01/39 (Pre-refunded 7/01/21)
	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2013:
200	5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (6)	216,538
800	5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (6)	895,104
40,885	Total U.S. Guaranteed			44,623,341
	Utilities – 15.6% (10.3% of Total Investments)
1,495	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A–	1,590,800
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
1,500	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,522,305
	Hoover Project, Series 2001, 5.250%, 10/01/17
1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	1,123,740
4,310	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	Aa3	4,704,451
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
220	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	220,825
	FGIC Insured
695	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/26 at 100.00	A	802,989
	2016, 5.000%, 7/01/35
1,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	6/25 at 100.00	Aa1	1,760,880
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/36
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.
	Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	BBB+	5,585,714
5,665	5.000%, 12/01/37	No Opt. Call	BBB+	6,910,108
2,370	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	2,273,873
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
23,255	Total Utilities			26,495,685
	Water and Sewer – 12.6% (8.3% of Total Investments)
1,000	Central Arizona Water Conservation District, Arizona, Water Delivery O&M Revenue Bonds, Series	1/26 at 100.00	AA+	1,168,460
	2016, 5.000%, 1/01/36
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	587,615
1,235	Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series	7/26 at 100.00	AA	1,419,497
	2016, 5.000%, 7/01/45 – AGM Insured
2,855	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A+	3,203,025
500	Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien Series 2011,	7/21 at 100.00	AA	567,340
	5.500%, 7/01/41
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	556,825
	Series 2013, 5.250%, 7/01/33
1,125	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series	7/25 at 100.00	AA	1,294,121
	2015A, 5.000%, 7/01/36 – AGM Insured
1,135	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding	7/24 at 100.00	AA+	1,342,796
	Junior Lien Series 2014, 5.000%, 7/01/29
2,000	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series	7/24 at 100.00	AAA	2,290,560
	2014A, 5.000%, 7/01/39
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Refunding Junior
	Lien Series 2001:
1,250	5.500%, 7/01/21 – FGIC Insured	No Opt. Call	AAA	1,468,463
1,040	5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	1,256,195
1,500	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/26	7/22 at 100.00	AA	1,746,450
1,000	Pima County, Arizona, Sewer System Revenue Obligations, Series 2014, 5.000%, 7/01/22	No Opt. Call	AA	1,183,330
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
740	4.700%, 4/01/22	10/17 at 100.00	A+	748,858
1,970	4.900%, 4/01/32	10/17 at 100.00	A+	1,980,815
500	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/23	No Opt. Call	AA	599,940
18,850	Total Water and Sewer			21,414,290
$ 232,084	Total Long-Term Investments (cost $240,418,007)			258,302,383
	Floating Rate Obligations – (1.6)%			(2,755,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (52.1)% (7)			(88,281,832)
	Other Assets Less Liabilities – 1.3%			2,243,787
	Net Assets Applicable to Common Shares – 100%			$ 169,509,338

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$258,302,383	$ —	$258,302,383

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2017, the cost of investments was $239,143,751.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$19,434,019
Depreciation	(3,030,397)
Net unrealized appreciation (depreciation) of investments	$16,403,622

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor's Group
("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund's records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 34.2%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 28, 2017